Leasing (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 110,644	$ 207,808
2025	180,804	148,045
2026	167,886	133,479
2027	155,307	119,184
2028	109,419	71,510
Total minimum lease payments	724,060	680,027
Less: Interest	(53,235)	(52,959)
Present value of lease obligations	670,825	627,068
Less: Current portion	174,777	187,214
Non-current portion of lease obligations	$ 496,048	$ 439,854